Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

Note 5 – Cash and cash equivalents

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2021	2020
Cash deposits	$529.7	$523.7
Term deposits	9.6	10.5
	$539.3	$534.2

As at December 31, 2021 and 2020, cash and cash equivalents were primarily held in interest-bearing deposits.